Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2018
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated May 18, 2018
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund	1/1/2018
 On March 7, 2018, the Fund's Board of Trustees approved the addition of AlphaSimplex Group, LLC (AlphaSimplex) to manage a portion of the Fund's assets, effective on or about May 23, 2018 (the Effective Date). Accordingly, on the Effective Date, the following changes are hereby made to the Fund's prospectus and summary prospectus.
On the Effective Date, the second paragraph under the subsection "Principal Investment Strategies" in the summary prospectus and the "Summary of the Fund" and "More Information About the Fund" sections of the prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund's Subadvisers are AlphaSimplex Group, LLC (AlphaSimplex), AQR Capital Management, LLC (AQR), Manulife Asset Management (US) LLC (Manulife), TCW Investment Management Company LLC (TCW) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
On the Effective Date, the sixth through ninth paragraphs under the subsection "Principal Investment Strategies" in the summary prospectus and the "Summary of the Fund" and "More Information About the Fund" sections of the prospectus are hereby superseded and replaced with the following:
It is anticipated that the Fund will make substantial use of derivatives, including both exchange-traded and over-the-counter (OTC) instruments. The Fund may invest in forward contracts (including forward foreign currency contracts and forward interest rate agreements), futures (including commodity-linked, currency, equity, index, interest rate, and other bond futures), options (including options on currencies, equities, and interest rates), structured investments (including commodity-linked structured notes), swaps (including equity swaps, swaps on commodity, equity and fixed income/bond futures, and credit default, cross-currency, interest rate and total return swaps) and options on swaps (commonly known as "swaptions"). The Fund may use these derivatives in an effort to implement the Fund's strategy, to produce incremental earnings and enhance total return, to hedge existing positions, to increase market or credit exposure (including using derivatives as a substitute for the purchase or sale of the underlying security or other asset), to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities, and/or to change the Fund's effective duration. One or more of the strategies used by the Fund and the Subsidiaries (as defined below) may result in leveraged exposure in general and to one or more specific asset classes.
The Fund may invest in securities and instruments, including derivatives, indirectly through two offshore, wholly-owned subsidiaries organized under the laws of the Cayman Islands (together the Subsidiaries, each a Subsidiary), managed by Columbia Management and subadvised by AlphaSimplex and AQR, respectively. The Subsidiaries have substantially the same investment objective as the Fund and their investments are consistent with the Fund's investment restrictions applied on a "look through" basis. The Subsidiaries invest mainly in futures and/or swaps, including, but not limited to, commodity-related futures, swaps and swaps on commodity futures, but they may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiaries' derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiaries will comply on a consolidated basis with asset coverage or segregation requirements. AlphaSimplex and AQR are expected to invest no more than 25% of the total assets of their respective sleeves in the Subsidiaries that they subadvise, and the Fund, in the aggregate, will not invest more than 25% of its total assets in the Subsidiaries.
The Fund expects to hold a significant amount of cash, U.S. Treasury securities, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments or mortgage-backed securities, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.
The Subsidiaries' commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. In addition to its investments in commodity-linked derivative instruments, the Fund may, through investments in the Subsidiaries, invest directly in physical commodities, including but not limited to, gold, silver, platinum and palladium.
The rest of the section remains the same.

Multi-Manager Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated May 18, 2018
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund	1/1/2018
 On March 7, 2018, the Fund's Board of Trustees approved the addition of AlphaSimplex Group, LLC (AlphaSimplex) to manage a portion of the Fund's assets, effective on or about May 23, 2018 (the Effective Date). Accordingly, on the Effective Date, the following changes are hereby made to the Fund's prospectus and summary prospectus.
On the Effective Date, the second paragraph under the subsection "Principal Investment Strategies" in the summary prospectus and the "Summary of the Fund" and "More Information About the Fund" sections of the prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund's Subadvisers are AlphaSimplex Group, LLC (AlphaSimplex), AQR Capital Management, LLC (AQR), Manulife Asset Management (US) LLC (Manulife), TCW Investment Management Company LLC (TCW) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
On the Effective Date, the sixth through ninth paragraphs under the subsection "Principal Investment Strategies" in the summary prospectus and the "Summary of the Fund" and "More Information About the Fund" sections of the prospectus are hereby superseded and replaced with the following:
It is anticipated that the Fund will make substantial use of derivatives, including both exchange-traded and over-the-counter (OTC) instruments. The Fund may invest in forward contracts (including forward foreign currency contracts and forward interest rate agreements), futures (including commodity-linked, currency, equity, index, interest rate, and other bond futures), options (including options on currencies, equities, and interest rates), structured investments (including commodity-linked structured notes), swaps (including equity swaps, swaps on commodity, equity and fixed income/bond futures, and credit default, cross-currency, interest rate and total return swaps) and options on swaps (commonly known as "swaptions"). The Fund may use these derivatives in an effort to implement the Fund's strategy, to produce incremental earnings and enhance total return, to hedge existing positions, to increase market or credit exposure (including using derivatives as a substitute for the purchase or sale of the underlying security or other asset), to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities, and/or to change the Fund's effective duration. One or more of the strategies used by the Fund and the Subsidiaries (as defined below) may result in leveraged exposure in general and to one or more specific asset classes.
The Fund may invest in securities and instruments, including derivatives, indirectly through two offshore, wholly-owned subsidiaries organized under the laws of the Cayman Islands (together the Subsidiaries, each a Subsidiary), managed by Columbia Management and subadvised by AlphaSimplex and AQR, respectively. The Subsidiaries have substantially the same investment objective as the Fund and their investments are consistent with the Fund's investment restrictions applied on a "look through" basis. The Subsidiaries invest mainly in futures and/or swaps, including, but not limited to, commodity-related futures, swaps and swaps on commodity futures, but they may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiaries' derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiaries will comply on a consolidated basis with asset coverage or segregation requirements. AlphaSimplex and AQR are expected to invest no more than 25% of the total assets of their respective sleeves in the Subsidiaries that they subadvise, and the Fund, in the aggregate, will not invest more than 25% of its total assets in the Subsidiaries.
The Fund expects to hold a significant amount of cash, U.S. Treasury securities, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments or mortgage-backed securities, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.
The Subsidiaries' commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. In addition to its investments in commodity-linked derivative instruments, the Fund may, through investments in the Subsidiaries, invest directly in physical commodities, including but not limited to, gold, silver, platinum and palladium.
The rest of the section remains the same.